Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Services revenue	$ 1		$ 310	$ 8
Cost of services			197
Gross profit	1		113	8
Operating expenses
Research and development	1,550	1,596	4,706	7,776
General and administrative	2,289	3,923	10,064	5,156
Total operating expenses	3,839	5,519	14,770	12,932
Loss from operations	(3,838)	(5,519)	(14,657)	(12,924)
Other income (expense), net
Change in fair value of SAFEs		(1,865)	(1,736)
Change in fair value of warrant liability	11	1,096
Change in fair value of redeemable convertible preferred stock warrant liability			4,950	(2,515)
Other income	61	16	179	1,032
Total Other income (expense)	72	(753)	3,393	(1,483)
Net loss	(3,766)	(6,272)	(11,264)	(14,407)
Other comprehensive income
Change in foreign currency translation adjustment	65		110
Comprehensive loss	$ (3,701)	$ (6,272)	$ (11,154)	$ (14,407)
Net loss per share basic	$ (0.42)	$ (6.46)	$ (3.41)	$ (21.97)
Net loss per share diluted	$ (0.42)	$ (6.46)	$ (3.41)	$ (21.97)
Weighted-average common shares outstanding basic	9,018,261	970,192	3,302,818	655,665
Weighted-average common shares outstanding diluted	9,018,261	970,192	3,302,818	655,665